Deposits (Tables)	9 Months Ended
Sep. 30, 2017
Deposits [Abstract]
Schedule Of Deposits

The composition of deposits was as follows as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Non-interest bearing demand deposits	$753,662	$724,457
Interest bearing checking accounts	187,232	173,929
Money market demand accounts	418,006	369,074
Other savings	435,536	446,418
Time deposits (below $100,000)	377,929	392,854
Time deposits ($100,000 and above)	348,564	383,662
Total deposits	$2,520,929	$2,490,394